Related Party Transactions (Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Construction and installation cost	¥ 156,309	¥ 16,011